Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Americas
Total Revenues	$ 140,008	$ 162,133	$ 422,099	$ 471,261
Total Americas [Member]
Americas
Total Revenues	87,091	101,825	257,387	294,100
Total EMEA [Member]
Americas
Total Revenues	37,064	40,601	112,590	115,365
Total Asia Pacific [Member]
Americas
Total Revenues	15,853	19,707	52,122	61,796
Systems [Member] | Total Americas [Member]
Americas
Total Revenues	17,844	30,545	49,891	80,706
Systems [Member] | Total EMEA [Member]
Americas
Total Revenues	10,467	14,967	29,990	38,423
Systems [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	3,411	5,978	13,705	21,126
Consumables [Member] | Total Americas [Member]
Americas
Total Revenues	34,378	33,471	106,102	99,800
Consumables [Member] | Total EMEA [Member]
Americas
Total Revenues	19,204	18,654	60,319	55,475
Consumables [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	8,788	9,655	26,875	27,823
Service [Member]
Americas
Total Revenues	45,916	48,863	135,217	147,908
Service [Member] | Total Americas [Member]
Americas
Total Revenues	34,869	37,809	101,394	113,594
Service [Member] | Total EMEA [Member]
Americas
Total Revenues	7,393	6,980	22,281	21,467
Service [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	$ 3,654	$ 4,074	$ 11,542	$ 12,847